EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2018
Employee-related Liabilities [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 1 8	2 0 1 7
Short-term employee benefits:
Benefits for vacation and recreation pay	162	235
Liability for payroll, bonuses and wages	697	367
	859	602